Business combination - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	52.80%
Identifiable intangible assets recognised as of acquisition date	$ 18.6	$ 18.6
Goodwill recognised as of acquisition date		$ 10.2
Contingent consideration recognised as of acquisition date	0.4
proportionate shares of non-controlling interest cquired identifiable net assets		38.80%
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		$ 0.8
Derivative financial instrument assets and liability		(0.3)	$ (2.4)
Provisions for labor, tax or civil contingencies	$ (1.3)
Tempest
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	8.40%
Contingent consideration recognised as of acquisition date		$ 1.3
lock-up period		4 years
Derivative financial instrument assets and liability		$ 22.2
Tempest | Top of range [member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	61.20%